PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 105,890	$ 101,986
Less: Accumulated depreciation and amortization	64,314	59,432
Depreciated cost	41,576	42,554
Depreciation and amortization expenses	5,187	4,430	$ 3,500
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	10,879	10,739
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,408	9,164
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	79,512	76,664
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	259	273
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,628	1,378
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 4,204	$ 3,768